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VIA EDGAR

May 3, 2002


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re: Smith Barney Appreciation Fund Inc. (the "Fund")
    Post-Effective Amendment No. 48
    File Nos. 2-34567 and 811-1940


Dear Sirs:

Pursuant to Rule 497 (j) under the Securities Act of
1933, as amended, please accept this letter as certification that the Prospectuses and Statement of Additional Information for the above referenced Fund does not differ from that contained in Post-Effective
Amendment No. 48 filed on April 26, 2002, which became effective on April 30, 2002.

Please return an electronic transmittal as evidence of your receipt of this filing.


Very truly yours,


/s/ Michael Kocur
Michael Kocur
Assistant Secretary